Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of employee and nonemployee stock option activity
		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Granted	2,279,670	11.48
Exercised	(266,121)	1.45
Expired/Forfeited	(190,896)	7.47
Options outstanding as of September 30, 2021	7,043,936	$4.43	7.6	$87,770
Exercisable, September 30, 2021	3,398,628	1.17	6.2	$53,411
Vested and expected to vest as of September 30, 2021	7,043,936	$4.43	7.6	$87,770

		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2018	4,231,042	$0.82	8.6	$5,844
Granted	1,442,000	1.97
Exercised	(135,833)	0.23
Expired/Forfeited	(512,294)	1.06
Options outstanding as of December 31, 2019	5,024,915	$1.14	8.2	$6,732
Granted	1,705,000	2.39
Exercised	(305,091)	1.57
Expired/Forfeited	(1,203,541)	1.53
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Exercisable, December 31, 2020	2,768,000	0.75	6.5	$6,419
Vested and expected to vest as of December 31, 2020	5,221,283	$1.43	7.6	$8,550

Schedule of stock based compensation expense related to options granted to employees and non employees
	Nine Months Ended September 30,
	2021	2020
Cost of revenue	$73	$22
Research and development expense	2,184	372
Selling, general and administrative expense	1,083	6
Total stock-based compensation expense	$3,340	$400

	Year Ended December 31,
	2020	2019
Cost of revenue	$27	$22
Research and development expense	564	440
Selling, general and administrative expense	119	287
Total stock-based compensation expense	$710	$749

Schedule of fair value of employee stock option grants
	Year Ended December 31,
	2020	2019
Expected life (years)	6 – 6.25	6.25
Risk-free interest rate	0.36 – 1.21%	1.63 – 2.34%
Expected volatility	50 – 70%	50 – 57%
Dividend yield	—%	—%